Financing arrangements (Other Notes) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Other notes	$ 100	$ 100
Notes due in 2097 [Member]
Debt Instrument [Line Items]
Other notes	$ 100